Distribution Date:	05/16/25	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2017 C34

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 310-9821
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767EAA2	2.109000%	25,285,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767EAB0	3.197000%	47,024,000.00	33,396,075.16	1,868,760.55	88,972.71	0.00	0.00	1,957,733.26	31,527,314.61	32.48%	30.00%
A-SB	61767EAC8	3.354000%	61,577,000.00	27,086,326.12	1,021,277.13	75,706.28	0.00	0.00	1,096,983.41	26,065,048.99	32.48%	30.00%
A-3	61767EAD6	3.276000%	250,000,000.00	250,000,000.00	0.00	682,500.00	0.00	0.00	682,500.00	250,000,000.00	32.48%	30.00%
A-4	61767EAE4	3.536000%	313,447,000.00	313,447,000.00	0.00	923,623.83	0.00	0.00	923,623.83	313,447,000.00	32.48%	30.00%
A-S	61767EAH7	3.859000%	77,205,000.00	77,205,000.00	0.00	248,278.41	0.00	0.00	248,278.41	77,205,000.00	24.09%	22.25%
B	61767EAJ3	4.111000%	48,564,000.00	48,564,000.00	0.00	166,372.17	0.00	0.00	166,372.17	48,564,000.00	18.81%	17.38%
C	61767EAK0	4.170364%	46,074,000.00	46,074,000.00	0.00	160,121.13	0.00	0.00	160,121.13	46,074,000.00	13.80%	12.75%
D	61767EAU8	2.700000%	56,036,000.00	56,036,000.00	0.00	126,081.00	0.00	0.00	126,081.00	56,036,000.00	7.71%	7.13%
E	61767EAW4	3.300000%	24,905,000.00	24,905,000.00	0.00	68,488.75	0.00	0.00	68,488.75	24,905,000.00	5.00%	4.63%
F	61767EAY0	3.300000%	11,207,000.00	11,207,000.00	0.00	30,819.25	0.00	0.00	30,819.25	11,207,000.00	3.79%	3.50%
G*	61767EBA1	3.300000%	34,867,004.00	34,818,634.26	0.00	48,746.94	0.00	0.00	48,746.94	34,818,634.26	0.00%	0.00%
V	61767EBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767EBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	BCC2ELX24	4.170364%	52,431,105.50	48,565,212.42	152,107.25	166,304.94	0.00	0.00	318,412.19	48,413,105.17	0.00%	0.00%
Regular SubTotal			1,048,622,109.50	971,304,247.96	3,042,144.93	2,786,015.41	0.00	0.00	5,828,160.34	968,262,103.03

X-A	61767EAF1	0.764589%	697,333,000.00	623,929,401.28	0.00	397,541.16	0.00	0.00	397,541.16	621,039,363.60
X-B	61767EAG9	0.156665%	171,843,000.00	171,843,000.00	0.00	22,434.85	0.00	0.00	22,434.85	171,843,000.00
X-D	61767EAL8	1.470364%	56,036,000.00	56,036,000.00	0.00	68,661.10	0.00	0.00	68,661.10	56,036,000.00
X-E	61767EAN4	0.870364%	24,905,000.00	24,905,000.00	0.00	18,063.68	0.00	0.00	18,063.68	24,905,000.00
X-F	61767EAQ7	0.870364%	11,207,000.00	11,207,000.00	0.00	8,128.48	0.00	0.00	8,128.48	11,207,000.00
X-G	61767EAS3	0.870364%	34,867,004.00	34,818,634.26	0.00	25,254.07	0.00	0.00	25,254.07	34,818,634.26
Notional SubTotal			996,191,004.00	922,739,035.54	0.00	540,083.34	0.00	0.00	540,083.34	919,848,997.86

Deal Distribution Total					3,042,144.93	3,326,098.75	0.00	0.00	6,368,243.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767EAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767EAB0	710.19213933	39.74056971	1.89207022	0.00000000	0.00000000	0.00000000	0.00000000	41.63263993	670.45156962
A-SB	61767EAC8	439.87732627	16.58536678	1.22945710	0.00000000	0.00000000	0.00000000	0.00000000	17.81482388	423.29195950
A-3	61767EAD6	1,000.00000000	0.00000000	2.73000000	0.00000000	0.00000000	0.00000000	0.00000000	2.73000000	1,000.00000000
A-4	61767EAE4	1,000.00000000	0.00000000	2.94666668	0.00000000	0.00000000	0.00000000	0.00000000	2.94666668	1,000.00000000
A-S	61767EAH7	1,000.00000000	0.00000000	3.21583330	0.00000000	0.00000000	0.00000000	0.00000000	3.21583330	1,000.00000000
B	61767EAJ3	1,000.00000000	0.00000000	3.42583333	0.00000000	0.00000000	0.00000000	0.00000000	3.42583333	1,000.00000000
C	61767EAK0	1,000.00000000	0.00000000	3.47530342	0.00000000	0.00000000	0.00000000	0.00000000	3.47530342	1,000.00000000
D	61767EAU8	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E	61767EAW4	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
F	61767EAY0	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
G	61767EBA1	998.61273598	0.00000000	1.39808227	1.34810264	15.75521545	0.00000000	0.00000000	1.39808227	998.61273598
V	61767EBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767EBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2ELX24	926.26718351	2.90108798	3.17187552	0.04718401	0.56641110	0.00000000	0.00000000	6.07296350	923.36609553

Notional Certificates
X-A	61767EAF1	894.73666280	0.00000000	0.57008798	0.00000000	0.00000000	0.00000000	0.00000000	0.57008798	890.59224732
X-B	61767EAG9	1,000.00000000	0.00000000	0.13055434	0.00000000	0.00000000	0.00000000	0.00000000	0.13055434	1,000.00000000
X-D	61767EAL8	1,000.00000000	0.00000000	1.22530338	0.00000000	0.00000000	0.00000000	0.00000000	1.22530338	1,000.00000000
X-E	61767EAN4	1,000.00000000	0.00000000	0.72530335	0.00000000	0.00000000	0.00000000	0.00000000	0.72530335	1,000.00000000
X-F	61767EAQ7	1,000.00000000	0.00000000	0.72530383	0.00000000	0.00000000	0.00000000	0.00000000	0.72530383	1,000.00000000
X-G	61767EAS3	998.61273598	0.00000000	0.72429710	0.00000000	0.00000000	0.00000000	0.00000000	0.72429710	998.61273598

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/25 - 04/30/25	30	0.00	88,972.71	0.00	88,972.71	0.00	0.00	0.00	88,972.71	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	75,706.28	0.00	75,706.28	0.00	0.00	0.00	75,706.28	0.00
A-3	04/01/25 - 04/30/25	30	0.00	682,500.00	0.00	682,500.00	0.00	0.00	0.00	682,500.00	0.00
A-4	04/01/25 - 04/30/25	30	0.00	923,623.83	0.00	923,623.83	0.00	0.00	0.00	923,623.83	0.00
X-A	04/01/25 - 04/30/25	30	0.00	397,541.16	0.00	397,541.16	0.00	0.00	0.00	397,541.16	0.00
X-B	04/01/25 - 04/30/25	30	0.00	22,434.85	0.00	22,434.85	0.00	0.00	0.00	22,434.85	0.00
X-D	04/01/25 - 04/30/25	30	0.00	68,661.10	0.00	68,661.10	0.00	0.00	0.00	68,661.10	0.00
X-E	04/01/25 - 04/30/25	30	0.00	18,063.68	0.00	18,063.68	0.00	0.00	0.00	18,063.68	0.00
X-F	04/01/25 - 04/30/25	30	0.00	8,128.48	0.00	8,128.48	0.00	0.00	0.00	8,128.48	0.00
X-G	04/01/25 - 04/30/25	30	0.00	25,254.07	0.00	25,254.07	0.00	0.00	0.00	25,254.07	0.00
A-S	04/01/25 - 04/30/25	30	0.00	248,278.41	0.00	248,278.41	0.00	0.00	0.00	248,278.41	0.00
B	04/01/25 - 04/30/25	30	0.00	166,372.17	0.00	166,372.17	0.00	0.00	0.00	166,372.17	0.00
C	04/01/25 - 04/30/25	30	0.00	160,121.13	0.00	160,121.13	0.00	0.00	0.00	160,121.13	0.00
D	04/01/25 - 04/30/25	30	0.00	126,081.00	0.00	126,081.00	0.00	0.00	0.00	126,081.00	0.00
E	04/01/25 - 04/30/25	30	0.00	68,488.75	0.00	68,488.75	0.00	0.00	0.00	68,488.75	0.00
F	04/01/25 - 04/30/25	30	0.00	30,819.25	0.00	30,819.25	0.00	0.00	0.00	30,819.25	0.00
G	04/01/25 - 04/30/25	30	500,955.23	95,751.24	0.00	95,751.24	47,004.30	0.00	0.00	48,746.94	549,337.16
VRR Interest	04/01/25 - 04/30/25	30	27,129.37	168,778.85	0.00	168,778.85	2,473.91	0.00	0.00	166,304.94	29,697.56
Totals			528,084.60	3,375,576.96	0.00	3,375,576.96	49,478.21	0.00	0.00	3,326,098.75	579,034.72

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	6,368,243.68
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,390,372.82	Master Servicing Fee	7,190.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,133.12
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	404.71
ARD Interest	0.00	Operating Advisor Fee	1,388.53
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	388.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,390,372.82	Total Fees	14,795.87

Principal		Expenses/Reimbursements
Scheduled Principal	1,057,896.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	34,089.88
Principal Prepayments	(1,984,248.61)	Special Servicing Fees (Monthly)	13,986.08
Collection of Principal after Maturity Date	1,984,248.61	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,216.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,984,248.61	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	186.00
Total Principal Collected	3,042,144.93	Total Expenses/Reimbursements	49,478.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,326,098.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,042,144.93
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,368,243.68
Total Funds Collected	6,432,517.75	Total Funds Distributed	6,432,517.76

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	971,304,247.96	971,304,247.96	Beginning Certificate Balance	971,304,247.96
(-) Scheduled Principal Collections	1,057,896.32	1,057,896.32	(-) Principal Distributions	3,042,144.93
(-) Unscheduled Principal Collections	1,984,248.61	1,984,248.61	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	968,262,103.03	968,262,103.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	971,652,877.56	971,652,877.56	Ending Certificate Balance	968,262,103.03
Ending Actual Collateral Balance	968,690,389.97	968,690,389.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	83,210,956.79	8.59%	26	4.0478	NAP	Defeased	6	83,210,956.79	8.59%	26	4.0478	NAP
5,000,000 or less	7	24,962,078.21	2.58%	28	4.4678	2.372748	1.40 or less	10	228,150,251.62	23.56%	28	4.3598	0.919016
5,000,001 to 10,000,000	10	74,193,933.85	7.66%	28	4.3046	2.160675	1.41 to 1.50	2	49,141,395.12	5.08%	27	3.9952	1.433738
10,000,001 to 15,000,000	4	45,731,730.73	4.72%	28	4.3564	1.507423	1.51 to 1.60	3	21,645,330.54	2.24%	28	4.6169	1.579031
15,000,001 to 25,000,000	8	159,281,989.80	16.45%	28	4.5493	1.793204	1.61 to 1.70	2	25,569,973.16	2.64%	29	4.4975	1.693614
25,000,001 to 50,000,000	11	420,470,289.88	43.43%	22	4.1497	1.872340	1.71 to 1.80	3	45,668,814.22	4.72%	28	4.4840	1.755976
50,000,001 or greater	2	160,411,123.77	16.57%	28	3.8603	3.050822	1.81 to 1.90	1	22,031,090.00	2.28%	27	4.7740	1.889300
Totals	48	968,262,103.03	100.00%	25	4.1886	2.069775	1.91 to 2.50	10	278,788,058.08	28.79%	28	4.1026	2.137775
							2.51 to 3.00	6	94,640,717.21	9.77%	28	4.0912	2.800246
							3.01 or greater	5	119,415,516.29	12.33%	6	3.9520	4.273439
							Totals	48	968,262,103.03	100.00%	25	4.1886	2.069775
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	83,210,956.79	8.59%	26	4.0478	NAP	Texas	24	70,280,272.23	7.26%	28	4.3310	2.022201
Alaska	1	1,090,585.99	0.11%	28	3.8906	2.785100	Virginia	2	872,210.79	0.09%	25	4.4860	1.316600
Arizona	6	18,618,032.61	1.92%	28	4.1671	2.882760	Washington	5	19,412,849.09	2.00%	28	4.1518	1.639773
Arkansas	2	1,404,116.17	0.15%	28	3.9289	2.690617	Wisconsin	1	229,380.10	0.02%	25	4.4860	1.316600
California	18	264,359,053.92	27.30%	28	4.1664	1.605732	Wyoming	1	266,194.20	0.03%	25	4.4860	1.316600
Connecticut	1	240,707.51	0.02%	25	4.4860	1.316600	Totals	175	968,262,103.03	100.00%	25	4.1886	2.069775
Florida	9	40,635,441.86	4.20%	28	4.4962	1.829589
									Property Type³
Georgia	2	6,781,877.19	0.70%	28	4.2363	2.766522
Illinois	27	54,019,230.86	5.58%	29	4.3967	1.613161		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	5	1,761,412.72	0.18%	25	4.4860	1.316600		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	16	34,400,101.50	3.55%	28	4.4500	1.033600	Defeased	5	83,210,956.79	8.59%	26	4.0478	NAP
Kentucky	2	2,212,193.84	0.23%	27	4.0164	2.474926	Industrial	1	1,665,537.20	0.17%	29	4.6040	1.773500
Louisiana	1	40,141,395.12	4.15%	27	3.9840	1.429800	Lodging	78	90,843,243.72	9.38%	28	4.3080	2.144498
Maryland	3	4,471,291.05	0.46%	28	3.9260	2.697674	Mixed Use	2	47,656,773.33	4.92%	27	4.3765	1.328562
Michigan	5	44,762,381.08	4.62%	29	4.2132	2.125690	Multi-Family	22	65,047,266.29	6.72%	29	4.1255	2.004628
Minnesota	5	3,232,619.93	0.33%	28	3.9890	2.542493	Office	27	377,830,303.17	39.02%	28	4.1262	2.107722
Nevada	1	3,207,834.17	0.33%	28	4.5700	1.965100	Retail	17	236,824,258.89	24.46%	17	4.2821	2.108025
New Jersey	1	458,760.24	0.05%	25	4.4860	1.316600	Self Storage	23	65,183,763.46	6.73%	28	4.1378	2.600591
New York	13	146,175,223.06	15.10%	27	3.9850	3.434934	Totals	175	968,262,103.03	100.00%	25	4.1886	2.069775
North Carolina	1	387,963.90	0.04%	25	4.4860	1.316600
Ohio	3	1,093,095.39	0.11%	25	4.4860	1.316600
Oklahoma	3	41,222,701.08	4.26%	(35)	4.1826	3.832073
Oregon	2	3,295,963.20	0.34%	27	3.9939	2.530233
Pennsylvania	8	66,345,236.59	6.85%	27	4.4054	1.404483
Tennessee	2	13,673,020.67	1.41%	29	4.1200	2.096400

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	83,210,956.79	8.59%	26	4.0478	NAP	Defeased	6	83,210,956.79	8.59%	26	4.0478	NAP
	4.0000% or less	6	276,296,077.14	28.54%	28	3.8926	2.787374	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	26	501,652,308.18	51.81%	23	4.2685	1.756725	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	9	101,924,206.20	10.53%	28	4.6520	1.874304	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	5,178,554.72	0.53%	26	5.3720	1.604000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	968,262,103.03	100.00%	25	4.1886	2.069775	49 months or greater	42	885,051,146.24	91.41%	25	4.2018	2.091121
								Totals	48	968,262,103.03	100.00%	25	4.1886	2.069775
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	83,210,956.79	8.59%	26	4.0478	NAP	Defeased	6	83,210,956.79	8.59%	26	4.0478	NAP
	60 months or less	42	885,051,146.24	91.41%	25	4.2018	2.091121	Interest Only	13	431,517,671.00	44.57%	22	4.0578	2.695322
61 months to 112 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	48,378,437.74	5.00%	28	4.0926	2.512337
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	26	405,155,037.50	41.84%	28	4.3682	1.397309
	Totals	48	968,262,103.03	100.00%	25	4.1886	2.069775	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	968,262,103.03	100.00%	25	4.1886	2.069775
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	83,210,956.79	8.59%	26	4.0478	NAP			No outstanding loans in this group
Underwriter's Information		1	9,593,876.23	0.99%	27	3.7515	4.100000
	12 months or less	41	875,457,270.01	90.42%	25	4.2067	2.069106
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	968,262,103.03	100.00%	25	4.1886	2.069775
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801672	OF	San Francisco	CA	Actual/360	3.926%	327,166.67	0.00	0.00	09/10/27	09/10/29	--	100,000,000.00	100,000,000.00	05/10/25
2	308921002	OF	Atlanta	GA	Actual/360	3.990%	168,305.36	85,372.97	0.00	N/A	07/01/27	--	50,618,153.10	50,532,780.13	05/01/25
3	303161156	OF	New York	NY	Actual/360	3.752%	188,862.47	0.00	0.00	N/A	08/09/27	--	60,411,123.77	60,411,123.77	05/09/25
2A	308921102				Actual/360	3.990%	63,272.69	32,095.10	0.00	N/A	07/01/27	--	19,029,380.99	18,997,285.89	05/01/25
3A	1749502				Actual/360	3.752%	29,993.20	0.00	0.00	N/A	08/09/27	--	9,593,876.23	9,593,876.23	05/09/25
4	695100814	RT	New York	NY	Actual/360	4.131%	172,125.00	0.00	0.00	N/A	08/06/27	--	50,000,000.00	50,000,000.00	05/06/25
5	308921005	RT	Oklahoma City	OK	Actual/360	4.180%	149,285.81	1,984,248.61	0.00	N/A	05/01/22	05/01/24	42,857,169.61	40,872,921.00	05/01/25
6	300801674	SS	Various	Various	Actual/360	3.891%	121,246.30	124,006.77	0.00	09/01/27	09/01/42	--	37,396,688.79	37,272,682.02	05/01/25
7	300801685	OF	Santa Monica	CA	Actual/360	4.260%	154,430.04	69,186.39	0.00	N/A	10/01/27	--	43,501,419.17	43,432,232.78	05/01/25
8	308921008	MU	Philadelphia	PA	Actual/360	4.350%	154,966.74	67,654.69	0.00	N/A	08/01/27	--	42,749,446.76	42,681,792.07	05/01/25
9	300801661	RT	Baton Rouge	LA	Actual/360	3.984%	133,522.20	76,134.87	0.00	N/A	08/01/27	--	40,217,529.99	40,141,395.12	05/01/25
10	308921010	MF	Houston	TX	Actual/360	4.040%	143,083.33	0.00	0.00	N/A	10/01/27	--	42,500,000.00	42,500,000.00	05/01/25
11	453011645	Various Overland Park		KS	Actual/360	4.450%	127,840.15	73,647.35	0.00	N/A	09/06/27	--	34,473,749.01	34,400,101.66	05/06/25
12	1749968	LO	Birmingham	MI	Actual/360	4.170%	121,625.00	0.00	0.00	N/A	10/01/27	--	35,000,000.00	35,000,000.00	05/01/25
13	300801670	OF	Carpinteria	CA	Actual/360	3.994%	96,112.28	0.00	0.00	N/A	09/01/27	--	28,877,000.00	28,877,000.00	05/01/25
14	308921014	OF	Long Beach	CA	Actual/360	4.180%	88,243.99	41,036.41	0.00	N/A	09/01/27	--	25,333,201.64	25,292,165.23	08/01/24
15	695100791	LO	Various	Various	Actual/360	4.486%	93,458.33	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	05/01/25
16	695100831	RT	Niles	IL	Actual/360	4.355%	83,674.78	38,361.27	0.00	N/A	10/06/27	--	23,056,197.13	23,017,835.86	05/06/25
17	1750173	OF	Goleta	CA	Actual/360	4.774%	87,776.46	32,535.37	0.00	N/A	08/01/27	--	22,063,625.37	22,031,090.00	05/01/25
18	308921018	RT	Visalia	CA	Actual/360	4.530%	70,567.29	39,262.10	0.00	N/A	10/01/27	--	18,693,323.01	18,654,060.91	05/01/25
19	308921019	OF	Malvern	PA	Actual/360	4.480%	69,174.62	39,633.75	0.00	N/A	08/01/27	--	18,528,916.94	18,489,283.19	05/01/25
20	308921020	Various Bonita Springs		FL	Actual/360	4.604%	69,855.52	37,850.00	0.00	N/A	10/01/27	--	18,207,346.78	18,169,496.78	05/01/25
21	695100824	LO	Various	NY	Actual/360	4.480%	64,238.84	36,607.94	0.00	N/A	09/06/27	--	17,206,831.00	17,170,223.06	05/06/25
22	695100835	RT	San Marcos	TX	Actual/360	4.725%	65,953.12	0.00	0.00	N/A	10/06/27	--	16,750,000.00	16,750,000.00	05/06/25
23	1749591	LO	Chattanooga	TN	Actual/360	4.120%	47,048.58	30,448.91	0.00	N/A	10/01/27	--	13,703,469.58	13,673,020.67	05/01/25
24	300801683	OF	Tacoma	WA	Actual/360	4.272%	39,890.32	21,393.34	0.00	N/A	10/01/27	--	11,205,146.91	11,183,753.57	05/01/25
25	1749099	OF	Fort Lauderdale	FL	Actual/360	4.660%	40,220.11	21,728.25	0.00	N/A	07/01/27	--	10,357,109.92	10,335,381.67	05/01/25
26	695100832	MF	Chicago	IL	Actual/360	4.455%	39,188.51	16,253.14	0.00	N/A	10/06/27	--	10,555,827.96	10,539,574.82	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	308921027	RT	Marina Del Rey	CA	Actual/360	4.250%	31,968.06	16,242.05	0.00	N/A	10/01/27	--	9,026,276.30	9,010,034.25	05/01/25
28	695100827	OF	Sacramento	CA	Actual/360	4.300%	34,087.35	0.00	0.00	N/A	09/06/27	--	9,512,750.00	9,512,750.00	05/06/25
29	695100829	RT	West Bloomfield	MI	Actual/360	4.350%	30,714.54	16,079.77	0.00	N/A	09/06/27	--	8,472,976.50	8,456,896.73	05/06/25
30	1750179	MF	New York	NY	Actual/360	4.045%	30,337.50	0.00	0.00	N/A	10/01/27	--	9,000,000.00	9,000,000.00	05/01/25
31	1750037	RT	Sunrise	FL	Actual/360	4.245%	21,073.02	29,837.08	0.00	N/A	10/01/27	--	5,957,038.08	5,927,201.00	04/01/25
32	300801675	SS	Carol Stream	IL	Actual/360	4.410%	25,470.69	14,888.13	0.00	N/A	09/01/27	--	6,930,800.38	6,915,912.25	05/01/25
33	308921033	SS	Phoenix	AZ	Actual/360	4.550%	21,011.56	11,606.71	0.00	N/A	10/01/27	--	5,541,510.53	5,529,903.82	05/01/25
34	695100801	RT	Odessa	TX	Actual/360	5.372%	23,249.62	14,957.80	0.00	N/A	07/06/27	--	5,193,512.52	5,178,554.72	05/06/25
35	300801678	SS	Streamwood	IL	Actual/360	4.410%	18,667.96	10,911.80	0.00	N/A	09/01/27	--	5,079,716.65	5,068,804.85	05/01/25
37	1750126	SS	Citrus Heights	CA	Actual/360	3.800%	17,416.67	0.00	0.00	N/A	09/01/27	--	5,500,000.00	5,500,000.00	05/01/25
38	300801676	SS	Chicago	IL	Actual/360	4.410%	16,294.91	9,524.71	0.00	N/A	09/01/27	--	4,433,990.04	4,424,465.33	05/01/25
39	695100828	RT	Pittsburgh	PA	Actual/360	4.617%	16,770.78	8,783.85	0.00	N/A	09/06/27	--	4,358,875.90	4,350,092.05	12/06/24
40	1750293	RT	Phoenix	AZ	Actual/360	4.200%	14,000.00	0.00	0.00	N/A	09/01/27	--	4,000,000.00	4,000,000.00	05/01/25
41	308921041	LO	Hopewell	VA	Actual/360	5.130%	12,673.95	8,644.86	0.00	N/A	09/01/27	--	2,964,667.07	2,956,022.21	05/01/25
42	300801677	SS	Chicago	IL	Actual/360	4.410%	11,327.34	6,621.05	0.00	N/A	09/01/27	--	3,082,269.44	3,075,648.39	05/01/25
43	1750363	MF	Titusville	FL	Actual/360	4.420%	11,102.15	6,465.86	0.00	N/A	09/05/27	--	3,014,157.33	3,007,691.47	05/05/25
44	308921044	RT	Las Vegas	NV	Actual/360	4.570%	12,235.08	4,878.50	0.00	N/A	09/01/27	--	3,212,712.67	3,207,834.17	05/01/25
45	695100833	SS	Tyrone	GA	Actual/360	4.700%	11,366.54	5,748.51	0.00	N/A	10/06/27	--	2,902,095.31	2,896,346.80	05/06/25
47	695100826	SS	Villa Rica	GA	Actual/360	4.600%	10,743.28	5,661.34	0.00	N/A	09/06/27	--	2,802,594.98	2,796,933.64	05/06/25
48	308921048	MF	Cottonwood	AZ	Actual/360	4.310%	8,734.11	3,835.68	0.00	N/A	10/01/27	--	2,431,770.60	2,427,934.92	05/01/25
Totals							3,390,372.82	3,042,144.93	0.00				971,304,247.96	968,262,103.03
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	25,269,950.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	65,247,627.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,604,673.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,239,374.00	0.00	--	--	06/11/24	0.00	0.00	0.00	0.00	0.00	0.00
6	8,348,039.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	276,759.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,670,407.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	28,201,020.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,804,899.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	16,316,267.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,674,702.47	4,421,929.34	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,459,802.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,565,217.00	0.00	--	--	04/11/25	8,953,442.23	151,900.69	97,708.94	880,202.03	0.00	0.00
15	45,032,538.00	31,658,987.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,985,966.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,964,943.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,416,572.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,890,866.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,553,264.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	10,955,303.42	11,013,617.65	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,842,946.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,237,453.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	837,555.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,086,102.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,099,277.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,067,668.00	843,197.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,209,160.48	271,212.46	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	785,272.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	636,299.00	137,426.64	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,241,892.05	255,681.83	07/01/24	09/30/24	--	0.00	0.00	50,885.28	50,885.28	0.00	0.00
32	843,576.97	207,026.85	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,297,157.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	818,731.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	683,050.27	178,443.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	783,107.00	205,167.56	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	395,280.50	0.00	--	--	05/12/25	786,173.72	2,995.32	22,359.20	123,951.81	16,656.13	0.00
40	505,067.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	427,362.08	109,108.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	790,465.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	432,168.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	597,892.82	142,237.63	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	270,095,677.25	49,444,036.62				9,739,615.95	154,896.01	170,953.42	1,055,039.12	16,656.13	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	308921005	1,984,248.61	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,984,248.61		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	2	29,642,257.28	0	0.00	0	0.00	0	0.00	1	1,984,248.61	0	0.00	4.188551%	4.145624%	25
04/17/25	0	0.00	0	0.00	2	29,692,077.54	0	0.00	0	0.00	0	0.00	1	191,747.46	0	0.00	4.188644%	4.145256%	26
03/17/25	0	0.00	1	4,367,068.16	1	25,371,159.96	0	0.00	0	0.00	0	0.00	1	148,604.44	0	0.00	4.188744%	4.145323%	27
02/18/25	1	4,376,905.32	0	0.00	1	25,417,804.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.188868%	4.152969%	28
01/17/25	0	0.00	0	0.00	1	25,455,459.14	0	0.00	0	0.00	0	0.00	1	218,076.56	0	0.00	4.188968%	4.153076%	29
12/17/24	0	0.00	0	0.00	1	25,492,978.98	0	0.00	0	0.00	0	0.00	1	161,702.64	0	0.00	4.189066%	4.153127%	30
11/18/24	0	0.00	1	25,533,318.32	0	0.00	0	0.00	0	0.00	0	0.00	1	227,958.87	0	0.00	4.189171%	4.153200%	31
10/18/24	0	0.00	1	25,570,558.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.189267%	4.153248%	32
09/17/24	1	25,610,628.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	172,392.42	0	0.00	4.189373%	4.153361%	33
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	246,355.35	0	0.00	4.189468%	4.153421%	34
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	75,270.68	0	0.00	4.189562%	4.153462%	35
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	41,028.56	0	0.00	4.189665%	4.160097%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	308921014	08/01/24	8	6	97,708.94	880,202.03	84,123.04	25,647,592.27	07/09/24	2
31	1750037	04/01/25	0	B	50,885.28	50,885.28	0.00	5,957,038.08
39	695100828	12/06/24	4	6	22,359.20	123,951.81	19,240.93	4,393,114.88	03/07/25	13
Totals					170,953.42	1,055,039.12	103,363.97	35,997,745.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,872,921	40,872,921	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		790,116,500	760,474,243	29,642,257		0
37 - 48 Months		0	0	0		0
49 - 60 Months		100,000,000	100,000,000	0		0
> 60 Months		37,272,682	37,272,682	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	968,262,103	938,619,846	0	0	29,642,257	0
Apr-25	971,304,248	941,612,170	0	0	29,692,078	0
Mar-25	972,486,671	942,748,443	0	4,367,068	25,371,160	0
Feb-25	973,813,060	944,018,350	4,376,905	0	25,417,804	0
Jan-25	974,795,753	949,340,294	0	0	25,455,459	0
Dec-24	975,992,907	950,499,928	0	0	25,492,979	0
Nov-24	977,194,027	951,660,708	0	25,533,318	0	0
Oct-24	978,393,636	952,823,077	0	25,570,559	0	0
Sep-24	979,425,891	953,815,262	25,610,629	0	0	0
Aug-24	980,562,561	980,562,561	0	0	0	0
Jul-24	981,769,646	981,769,646	0	0	0	0
Jun-24	982,866,641	982,866,641	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	308921005	40,872,921.00	40,872,921.00	106,160,000.00	04/24/24	8,239,374.00	3.85360	--	05/01/22	I/O
14	308921014	25,292,165.23	25,647,592.27	19,100,000.00	01/15/25	1,565,217.00	1.00890	--	09/01/27	268
15	695100791	25,000,000.00	25,000,000.00	956,000,000.00	05/24/17	31,658,987.35	1.60890	--	06/01/27	I/O
39	695100828	4,350,092.05	4,393,114.88	3,875,000.00	04/07/25	395,280.50	1.28900	03/31/25	09/06/27	268
Totals		95,515,178.28	95,913,628.15	1,085,135,000.00		41,858,858.85

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	308921005	RT	OK	05/05/22	8

14	308921014	OF	CA	07/09/24	2

15	695100791	LO	Various	03/06/25	1

39	695100828	RT	PA	03/07/25	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	308921005	49,500,000.00	4.18000%	49,500,000.00 4.18000%		10	07/31/20	06/01/20	09/11/20
5	308921005	0.00	4.18000%	0.00	4.18000%	10	04/21/23	06/01/20	09/11/20
12	1749968	0.00	4.17000%	0.00	4.17000%	8	12/15/20	12/15/20	--
34	695100801	5,915,257.00	5.37200%	5,915,257.00 5.37200%		10	08/04/20	07/06/20	09/11/20
Totals		55,415,257.00		55,415,257.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	695100834 01/15/21	5,296,020.03	5,900,000.00	6,626,484.38	1,378,442.65	6,626,484.38	5,248,041.73	47,978.30	0.00	(2,937.68)	50,915.98	0.90%
50	300801668 12/17/21	1,223,658.76	1,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,519,678.79	7,860,000.00	6,626,484.38	1,378,442.65	6,626,484.38	5,248,041.73	47,978.30	0.00	(2,937.68)	50,915.98

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	695100834	06/17/21	0.00	0.00	50,915.98	0.00	0.00	883.74	0.00	0.00	50,915.98
		05/17/21	0.00	0.00	50,032.24	0.00	0.00	2,053.94	0.00	0.00
		01/15/21	0.00	0.00	47,978.30	0.00	0.00	47,978.30	0.00	0.00
50	300801668	12/27/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	50,915.98	0.00	0.00	50,915.98	0.00	0.00	50,915.98

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	186.00	0.00
12	0.00	0.00	0.00	0.00	1,216.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,277.75	0.00	0.00	31,094.56	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,208.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	2,995.32	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,986.08	0.00	1,216.25	34,089.88	0.00	0.00	0.00	0.00	186.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		49,478.21

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Supplemental Notes
None

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